GOODWILL	12 Months Ended
Dec. 31, 2018
GOODWILL [Abstract]
GOODWILL
NOTE 7:-        GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2017 are as follows:

Balance as of December 31, 2016	$35,656

Foreign currency translation adjustments	1,373

Balance as of December 31, 2017	$37,029

Foreign currency translation adjustments	(1,746)

Balance as of December 31, 2018	$35,283